Income Tax (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax (Details) [Line Items]
Net operating loss carryforwards			$ 57,578		$ 39,150
Operating loss carryforwards expiration period			expire in 2031
Increase decrease In valuation allowance			$ 18,428		2,033
Income tax rate				21.00%
Unrecognized tax benefits				$ 1,500,000		$ 1,100,000
Payroll tax receivable				1,000,000		700,000
Provision for income taxes					$ 32
Cepton Technologies, Inc. [Member]
Income Tax (Details) [Line Items]
Net operating loss carryforwards				$ 51,300,000		31,900,000
Operating loss carryforwards expiration period				which will expire beginning in the year 2037.
Increase in valuation allowance				$ 5,800,000		3,700,000
Operating loss carryforwards expiration period				20 years
Unrecognized tax benefits				$ 1,471,000		1,090,000
Provision for income taxes	$ (16,000)	$ (21,000)		26,000		7,000
U.S. federal [Member]
Income Tax (Details) [Line Items]
Net operating loss carryforwards			$ 254,433
Shares (in Shares)			125,594
State and Local Jurisdiction [Member]
Income Tax (Details) [Line Items]
Net operating loss carryforwards			$ 80,757
Shares (in Shares)			128,839
State and Local Jurisdiction [Member] | Cepton Technologies, Inc. [Member]
Income Tax (Details) [Line Items]
Net operating loss carryforwards				44,100,000		28,400,000
Federal [Member] | Cepton Technologies, Inc. [Member]
Income Tax (Details) [Line Items]
Net operating loss carryforwards				$ 49,200,000		29,800,000
Federal Research and Development Credit Carryforward [Member] | Cepton Technologies, Inc. [Member]
Income Tax (Details) [Line Items]
Operating loss carryforwards expiration period				which begins to expire in 2038
Credit carryforward amount				$ 700,000		300,000
California Research and Development Credit Carryforward [Member] | Cepton Technologies, Inc. [Member]
Income Tax (Details) [Line Items]
Credit carryforward amount				$ 3,000,000		$ 2,400,000